Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Real Estate Owned Rollforward
Balance at beginning of the period	$ 83,146	$ 122,072	$ 136,705
Write-downs in value	(3,219)	(4,624)	(6,125)
Additions	65,644	20,008	69,431
Sales	(59,948)	(54,156)	(77,029)
Other adjustments	(546)	(154)	(910)
Ending balance	85,077	83,146	122,072
Mortgages
Other Real Estate Owned Rollforward
Balance at beginning of the period	69,932	105,113	114,911
Write-downs in value	(2,161)	(3,060)	(4,541)
Additions	55,898	17,785	62,630
Sales	(52,666)	(49,797)	(67,137)
Other adjustments	(943)	(109)	(750)
Ending balance	70,060	69,932	105,113
Commercial / Construction
Other Real Estate Owned Rollforward
Balance at beginning of the period	13,214	16,959	21,794
Write-downs in value	(1,058)	(1,564)	(1,584)
Additions	9,746	2,223	6,801
Sales	(7,282)	(4,359)	(9,892)
Other adjustments	397	(45)	(160)
Ending balance	$ 15,017	$ 13,214	$ 16,959